Segment reporting (Details) - ZAR (R) R in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT REPORTING
Total revenue		R 113,684	R 138,288	R 172,194
Cost of sales, before amortisation and depreciation		(89,756)	(94,537)	(101,013)
Amortisation and depreciation		(10,012)	(7,087)	(8,293)
Interest income		1,369	1,203	1,202
Finance expense		(3,299)	(2,840)	(2,496)
Total share-based payment expense		(113)	(218)	(383)
Gain/(loss) on financial instruments		235	(4,279)	(6,279)
Gain/(loss) on foreign exchange differences		1,973	616	1,149
Share of results of equity-accounted investees after tax		(1,174)	1,287	1,989
Other costs		(5,858)	(3,679)	(3,018)
Other income		1,232	1,110	764
Gain on disposal of property, plant and equipment		105	162	36
Total (impairments)/reversal of impairments		(47,454)	6	(5,148)
Early redemption premium on the 2025 Notes		0	0	(196)
Gain on acquisition	R 898	898	0	0
Occupational healthcare gain		365	211	14
Restructuring costs		(515)	(363)	(107)
Transaction costs		(474)	(152)	(140)
Royalties and carbon tax		(1,052)	(1,824)	(2,718)
Total mining and income tax		2,416	(8,924)	(13,761)
Current taxation		(3,178)	(9,282)	(13,506)
Deferred taxation		5,594	358	(255)
(Loss)/profit for the year		(37,430)	18,980	33,796
Sustaining capital expenditure		(6,056)	(4,946)	(4,119)
Ore reserve development		(9,137)	(6,640)	(5,535)
Growth projects		(6,886)	(4,313)	(3,086)
Total capital expenditure		(22,079)	(15,899)	(12,740)
Inventory write-down		1,694	111	76
SGL corporate
SEGMENT REPORTING
Inventory write-down		1,374
Underground
SEGMENT REPORTING
Total revenue		83,612	92,325	120,403
Cost of sales, before amortisation and depreciation		(62,482)	(52,734)	(54,989)
Surface
SEGMENT REPORTING
Total revenue		13,730	10,556	11,081
Cost of sales, before amortisation and depreciation		(10,234)	(7,179)	(6,804)
Recycling/processing
SEGMENT REPORTING
Total revenue		16,342	35,407	40,710
Cost of sales, before amortisation and depreciation		(17,040)	(34,624)	(39,220)
Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		(12,711)	(30,993)	(39,220)
Work in progress
SEGMENT REPORTING
Inventory write-down		1,179
Finished goods
SEGMENT REPORTING
Inventory write-down		423
SA PGM operations
SEGMENT REPORTING
Restructuring costs		(351)	(26)	(27)
SA gold operations
SEGMENT REPORTING
Restructuring costs		(113)	(330)	(69)
Southern Africa (SA)
SEGMENT REPORTING
Total revenue		84,736	89,507	113,512
Europe (EU)
SEGMENT REPORTING
Total revenue		3,024	3,140	0
Australia
SEGMENT REPORTING
Total revenue		2,251	0	0
Operating segments | US Region/ Stillwater | US PGM operations
SEGMENT REPORTING
Total revenue		23,812	46,090	59,053
Cost of sales, before amortisation and depreciation		(22,391)	(38,452)	(46,787)
Amortisation and depreciation		(3,390)	(2,803)	(2,601)
Interest income		213	309	382
Finance expense		(1,134)	(952)	(954)
Total share-based payment expense		(39)	(47)	(73)
Gain/(loss) on financial instruments		(2,064)	(242)	233
Gain/(loss) on foreign exchange differences		12	(8)	3
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(108)	(129)	(12)
Other income		12	102	0
Gain on disposal of property, plant and equipment		(45)	5	(32)
Total (impairments)/reversal of impairments		(38,919)	0	(1)
Early redemption premium on the 2025 Notes		0	0	(196)
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(41)	(2)	(3)
Transaction costs		(27)	(8)	(42)
Royalties and carbon tax		0	0	0
Total mining and income tax		7,612	340	(1,511)
Current taxation		343	(655)	(1,422)
Deferred taxation		7,269	315	(89)
(Loss)/profit for the year		(36,497)	3,523	7,459
Sustaining capital expenditure		(2,180)	(1,185)	(796)
Ore reserve development		(3,889)	(2,887)	(1,354)
Growth projects		(774)	(1,345)	(2,411)
Total capital expenditure		(6,843)	(5,417)	(4,561)
Operating segments | US Region/ Stillwater | US PGM operations | Underground
SEGMENT REPORTING
Total revenue		10,494	13,823	18,343
Cost of sales, before amortisation and depreciation		(9,680)	(7,459)	(7,567)
Operating segments | US Region/ Stillwater | US PGM operations | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | US Region/ Stillwater | US PGM operations | Recycling/processing
SEGMENT REPORTING
Total revenue		13,318	32,267	40,710
Cost of sales, before amortisation and depreciation		(12,711)	(30,993)	(39,220)
Operating segments | US Region/ Stillwater | Underground
SEGMENT REPORTING
Total revenue		10,494	13,823	18,343
Cost of sales, before amortisation and depreciation		(9,680)	(7,459)	(7,567)
Amortisation and depreciation		(3,386)	(2,799)	(2,598)
Interest income		213	81	10
Finance expense		(1,134)	(952)	(897)
Total share-based payment expense		(39)	(47)	(73)
Gain/(loss) on financial instruments		(2,064)	(242)	233
Gain/(loss) on foreign exchange differences		12	(8)	3
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(108)	(129)	(12)
Other income		12	102	0
Gain on disposal of property, plant and equipment		(45)	5	(32)
Total (impairments)/reversal of impairments		(38,919)	0	(1)
Early redemption premium on the 2025 Notes				196
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(41)	(2)	(3)
Transaction costs		(27)	(8)	(42)
Royalties and carbon tax		0	0	0
Total mining and income tax				0
Sustaining capital expenditure		(2,178)	(1,184)	(791)
Ore reserve development		(3,889)	(2,887)	(1,354)
Growth projects		(774)	(1,345)	(2,411)
Total capital expenditure		(6,841)	(5,416)	(4,556)
Operating segments | US Region/ Stillwater | Underground | Underground
SEGMENT REPORTING
Total revenue		10,494	13,823	18,343
Cost of sales, before amortisation and depreciation		(9,680)	(7,459)	(7,567)
Operating segments | US Region/ Stillwater | Underground | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | US Region/ Stillwater | Underground | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | US Region/ Stillwater | Underground | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation			0	0
Operating segments | US Region/ Stillwater | Recycling
SEGMENT REPORTING
Total revenue		13,318	32,267	40,710
Cost of sales, before amortisation and depreciation		(12,711)	(30,993)	(39,220)
Amortisation and depreciation		(4)	(4)	(3)
Interest income		0	228	372
Finance expense		0	0	(57)
Total share-based payment expense		0	0	0
Gain/(loss) on financial instruments		0	0	0
Gain/(loss) on foreign exchange differences		0	0	0
Share of results of equity-accounted investees after tax		0	0	0
Other costs		0	0	0
Other income		0	0	0
Gain on disposal of property, plant and equipment		0	0	0
Total (impairments)/reversal of impairments		0	0	0
Early redemption premium on the 2025 Notes				0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		0	0	0
Royalties and carbon tax		0	0	0
Total mining and income tax				0
Sustaining capital expenditure		(2)	(1)	(5)
Ore reserve development		0	0	0
Growth projects		0	0	0
Total capital expenditure		(2)	(1)	(5)
Operating segments | US Region/ Stillwater | Recycling | Underground
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | US Region/ Stillwater | Recycling | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | US Region/ Stillwater | Recycling | Recycling/processing
SEGMENT REPORTING
Total revenue		13,318
Cost of sales, before amortisation and depreciation		(12,711)
Operating segments | US Region/ Stillwater | Recycling | Recycling
SEGMENT REPORTING
Total revenue			32,267	40,710
Cost of sales, before amortisation and depreciation			(30,993)	(39,220)
Operating segments | Southern Africa (SA)
SEGMENT REPORTING
Total revenue		84,736	89,507	113,512
Cost of sales, before amortisation and depreciation		(60,780)	(52,454)	(54,226)
Amortisation and depreciation		(5,357)	(4,126)	(5,692)
Interest income		1,089	893	805
Finance expense		(1,603)	(1,547)	(1,233)
Total share-based payment expense		(71)	(169)	(310)
Gain/(loss) on financial instruments		1,938	(4,188)	(6,563)
Gain/(loss) on foreign exchange differences		1,920	623	1,146
Share of results of equity-accounted investees after tax		(1,156)	1,298	1,989
Other costs		(3,411)	(3,379)	(3,006)
Other income		1,071	963	764
Gain on disposal of property, plant and equipment		150	157	68
Total (impairments)/reversal of impairments		(3,239)	6	(5,147)
Early redemption premium on the 2025 Notes		0	0	0
Gain on acquisition		898	0	0
Occupational healthcare gain		365	211	14
Restructuring costs		(474)	(361)	(104)
Transaction costs		0	(2)	0
Royalties and carbon tax		(921)	(1,824)	(2,718)
Total mining and income tax		(5,116)	8,541	(12,180)
Current taxation		(3,408)	(8,623)	(12,014)
Deferred taxation		(1,708)	82	(166)
(Loss)/profit for the year		10,039	17,067	27,119
Sustaining capital expenditure		(3,514)	(3,671)	(3,323)
Ore reserve development		(5,248)	(3,753)	(4,181)
Growth projects		(3,591)	(2,239)	(675)
Total capital expenditure		(12,353)	(9,663)	(8,179)
Operating segments | Southern Africa (SA) | Underground
SEGMENT REPORTING
Total revenue		73,257	78,951	102,431
Cost of sales, before amortisation and depreciation		(52,802)	(45,275)	(47,422)
Operating segments | Southern Africa (SA) | Surface
SEGMENT REPORTING
Total revenue		11,479	10,556	11,081
Cost of sales, before amortisation and depreciation		(7,978)	(7,179)	(6,804)
Operating segments | Southern Africa (SA) | Recycling/processing
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | SA PGM operations
SEGMENT REPORTING
Total revenue		55,593	71,665	85,154
Cost of sales, before amortisation and depreciation		(36,699)	(32,280)	(31,971)
Amortisation and depreciation		(2,975)	(2,418)	(2,515)
Interest income		478	402	219
Finance expense		(706)	(831)	(666)
Total share-based payment expense		(18)	(73)	(89)
Gain/(loss) on financial instruments		1,957	(3,477)	(6,507)
Gain/(loss) on foreign exchange differences		1,894	208	363
Share of results of equity-accounted investees after tax		(1,471)	1,062	1,703
Other costs		(1,441)	(1,616)	(1,650)
Other income		571	385	211
Gain on disposal of property, plant and equipment		79	54	29
Total (impairments)/reversal of impairments		(506)	6	0
Early redemption premium on the 2025 Notes		0	0	0
Gain on acquisition		898	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(351)	(26)	(27)
Transaction costs		0	(3)	0
Royalties and carbon tax		(805)	(1,772)	(2,548)
Total mining and income tax		(4,152)	9,705	(12,112)
Current taxation		(3,081)	(8,373)	(11,745)
Deferred taxation		(1,071)	(1,332)	(367)
(Loss)/profit for the year		12,346	21,581	29,594
Sustaining capital expenditure		(2,057)	(2,056)	(2,019)
Ore reserve development		(2,551)	(2,123)	(1,577)
Growth projects		(1,038)	(925)	(203)
Total capital expenditure		(5,646)	(5,104)	(3,799)
Operating segments | Southern Africa (SA) | SA PGM operations | Underground
SEGMENT REPORTING
Total revenue		52,375	68,182	81,477
Cost of sales, before amortisation and depreciation		(34,819)	(30,528)	(30,430)
Operating segments | Southern Africa (SA) | SA PGM operations | Surface
SEGMENT REPORTING
Total revenue		3,218	3,483	3,677
Cost of sales, before amortisation and depreciation		(1,880)	(1,752)	(1,541)
Operating segments | Southern Africa (SA) | SA PGM operations | Recycling/processing
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Rustenburg operation
SEGMENT REPORTING
Total revenue		22,722	29,104	31,749
Cost of sales, before amortisation and depreciation		(15,147)	(13,546)	(11,464)
Amortisation and depreciation		(1,135)	(981)	(885)
Interest income		50	43	22
Finance expense		(4,066)	(4,618)	(4,201)
Total share-based payment expense		(9)	(27)	(35)
Gain/(loss) on financial instruments		5,067	(9,520)	(12,265)
Gain/(loss) on foreign exchange differences		(5)	155	22
Share of results of equity-accounted investees after tax		0	0	0
Other costs		83	161	142
Other income		2	2	3
Gain on disposal of property, plant and equipment		33	20	27
Total (impairments)/reversal of impairments		(2)	0	0
Early redemption premium on the 2025 Notes				0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(94)	(10)	(23)
Transaction costs		0	0	0
Royalties and carbon tax		(355)	(1,023)	(1,405)
Total mining and income tax		(1,734)	3,759	(3,908)
Current taxation		(1,195)	(3,169)	(4,864)
Deferred taxation		(539)	(590)	956
(Loss)/profit for the year		5,410	(3,999)	(2,221)
Sustaining capital expenditure		(644)	(690)	(619)
Ore reserve development		(669)	(687)	(629)
Growth projects		0	0	0
Total capital expenditure		(1,313)	(1,377)	(1,248)
Operating segments | Southern Africa (SA) | Rustenburg operation | Underground
SEGMENT REPORTING
Total revenue		20,530	27,058	29,575
Cost of sales, before amortisation and depreciation		(13,908)	(12,377)	(10,454)
Operating segments | Southern Africa (SA) | Rustenburg operation | Surface
SEGMENT REPORTING
Total revenue		2,192	2,046	2,174
Cost of sales, before amortisation and depreciation		(1,239)	(1,169)	(1,010)
Operating segments | Southern Africa (SA) | Rustenburg operation | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Rustenburg operation | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation			0	0
Operating segments | Southern Africa (SA) | Marikana
SEGMENT REPORTING
Total revenue		27,282	32,753	41,610
Cost of sales, before amortisation and depreciation		(16,961)	(14,603)	(16,561)
Amortisation and depreciation		(1,537)	(1,205)	(1,099)
Interest income		248	214	92
Finance expense		(413)	(320)	(328)
Total share-based payment expense		(13)	(36)	(42)
Gain/(loss) on financial instruments		1,753	(1,502)	(1,185)
Gain/(loss) on foreign exchange differences		1,703	(127)	158
Share of results of equity-accounted investees after tax		8	0	0
Other costs		(696)	(1,040)	(1,092)
Other income		164	220	98
Gain on disposal of property, plant and equipment		44	35	1
Total (impairments)/reversal of impairments		0	7	0
Early redemption premium on the 2025 Notes				0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(206)	(13)	(2)
Transaction costs		0	(3)	0
Royalties and carbon tax		(442)	(735)	(1,129)
Total mining and income tax		(2,161)	4,459	(6,228)
Current taxation		(1,621)	(3,766)	(4,768)
Deferred taxation		(540)	(693)	(1,460)
(Loss)/profit for the year		8,773	9,186	14,293
Sustaining capital expenditure		(1,097)	(1,072)	(1,104)
Ore reserve development		(1,882)	(1,436)	(947)
Growth projects		(893)	(924)	(203)
Total capital expenditure		(3,872)	(3,432)	(2,254)
Operating segments | Southern Africa (SA) | Marikana | Underground
SEGMENT REPORTING
Total revenue		27,282	32,753	41,610
Cost of sales, before amortisation and depreciation		(16,961)	(14,603)	(16,561)
Operating segments | Southern Africa (SA) | Marikana | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0		0
Operating segments | Southern Africa (SA) | Marikana | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Marikana | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation			0	0
Operating segments | Southern Africa (SA) | Kroondal
SEGMENT REPORTING
Total revenue		4,563	8,371	10,293
Cost of sales, before amortisation and depreciation		(3,950)	(3,548)	(3,416)
Amortisation and depreciation		(234)	(180)	(495)
Interest income		126	109	97
Finance expense		(122)	(111)	(116)
Total share-based payment expense		5	(9)	(12)
Gain/(loss) on financial instruments		(148)	0	0
Gain/(loss) on foreign exchange differences		165	165	166
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(124)	(123)	(85)
Other income		50	133	76
Gain on disposal of property, plant and equipment		3	0	1
Total (impairments)/reversal of impairments		(21)	(1)	0
Early redemption premium on the 2025 Notes				0
Gain on acquisition		(898)	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(50)	(3)	(2)
Transaction costs		0	0	0
Royalties and carbon tax		(9)	(13)	(14)
Total mining and income tax		(99)	1,348	(1,829)
Current taxation		(124)	(1,288)	(1,885)
Deferred taxation		25	(60)	56
(Loss)/profit for the year		1,053	3,442	4,664
Sustaining capital expenditure		(286)	(273)	(268)
Ore reserve development		0	0	0
Growth projects		(20)	0	0
Total capital expenditure		(306)	(273)	(268)
Operating segments | Southern Africa (SA) | Kroondal | Underground
SEGMENT REPORTING
Total revenue		4,563	8,371	10,293
Cost of sales, before amortisation and depreciation		(3,950)	(3,548)	(3,416)
Operating segments | Southern Africa (SA) | Kroondal | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Kroondal | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Kroondal | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation			0	0
Operating segments | Southern Africa (SA) | Platinum Mile
SEGMENT REPORTING
Total revenue		1,026	1,437	1,503
Cost of sales, before amortisation and depreciation		(641)	(583)	(531)
Amortisation and depreciation		(47)	(40)	(31)
Interest income		42	30	7
Finance expense		0	0	0
Total share-based payment expense		0	(1)	0
Gain/(loss) on financial instruments		0	0	0
Gain/(loss) on foreign exchange differences		33	5	34
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(282)	(407)	(492)
Other income		0	0	0
Gain on disposal of property, plant and equipment		0	0	0
Total (impairments)/reversal of impairments		0	0	0
Early redemption premium on the 2025 Notes				0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		0	0	0
Royalties and carbon tax		0	0	0
Total mining and income tax		(35)	122	(138)
Current taxation		(11)	(130)	(218)
Deferred taxation		(24)	8	80
(Loss)/profit for the year		96	319	352
Sustaining capital expenditure		(30)	(21)	(28)
Ore reserve development		0	0	0
Growth projects		(125)	0	0
Total capital expenditure		(155)	(21)	(28)
Operating segments | Southern Africa (SA) | Platinum Mile | Underground
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Platinum Mile | Surface
SEGMENT REPORTING
Total revenue		1,026	1,437	1,503
Cost of sales, before amortisation and depreciation		(641)	(583)	(531)
Operating segments | Southern Africa (SA) | Platinum Mile | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Platinum Mile | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation			0	0
Operating segments | Southern Africa (SA) | Mimosa
SEGMENT REPORTING
Total revenue		3,217	4,267	4,393
Cost of sales, before amortisation and depreciation		(2,409)	(1,936)	(1,587)
Amortisation and depreciation		(475)	(342)	(274)
Interest income		32	102	12
Finance expense		(28)	(36)	(5)
Total share-based payment expense		0	0	0
Gain/(loss) on financial instruments		0	(16)	0
Gain/(loss) on foreign exchange differences		(233)	(482)	(43)
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(30)	(22)	(42)
Other income		37	1	0
Gain on disposal of property, plant and equipment		(1)	(2)	0
Total (impairments)/reversal of impairments		(2,287)	0	0
Early redemption premium on the 2025 Notes				0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		0	0	0
Royalties and carbon tax		(133)	(127)	(160)
Total mining and income tax		410	346	(592)
Current taxation		(38)	(208)	(574)
Deferred taxation		448	(138)	(18)
(Loss)/profit for the year		(1,900)	1,061	1,702
Sustaining capital expenditure		(1,057)	(864)	(499)
Ore reserve development		0	0	0
Growth projects		0	0	0
Total capital expenditure		(1,057)	(864)	(499)
Operating segments | Southern Africa (SA) | Mimosa | Underground
SEGMENT REPORTING
Total revenue		3,217	4,267	4,393
Cost of sales, before amortisation and depreciation		(2,409)	(1,936)	(1,587)
Operating segments | Southern Africa (SA) | Mimosa | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Mimosa | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Mimosa | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation			0	0
Operating segments | Southern Africa (SA) | SA gold operations
SEGMENT REPORTING
Total revenue		29,143	17,842	28,358
Cost of sales, before amortisation and depreciation		(24,081)	(20,174)	(22,255)
Amortisation and depreciation		(2,382)	(1,708)	(3,177)
Interest income		611	491	586
Finance expense		(897)	(716)	(567)
Total share-based payment expense		(53)	(96)	(221)
Gain/(loss) on financial instruments		(19)	(711)	(56)
Gain/(loss) on foreign exchange differences		26	415	783
Share of results of equity-accounted investees after tax		315	236	286
Other costs		(1,970)	(1,763)	(1,356)
Other income		500	578	553
Gain on disposal of property, plant and equipment		71	103	39
Total (impairments)/reversal of impairments		(2,733)	0	(5,147)
Early redemption premium on the 2025 Notes		0	0	0
Gain on acquisition		0	0	0
Occupational healthcare gain		365	211	14
Restructuring costs		(123)	(335)	(77)
Transaction costs		0	1	0
Royalties and carbon tax		(116)	(52)	(170)
Total mining and income tax		(964)	(1,164)	(68)
Current taxation		(327)	(250)	(269)
Deferred taxation		(637)	1,414	201
(Loss)/profit for the year		(2,307)	(4,514)	(2,475)
Sustaining capital expenditure		(1,457)	(1,615)	(1,304)
Ore reserve development		(2,697)	(1,630)	(2,604)
Growth projects		(2,553)	(1,314)	(472)
Total capital expenditure		(6,707)	(4,559)	(4,380)
Operating segments | Southern Africa (SA) | SA gold operations | Underground
SEGMENT REPORTING
Total revenue		20,882	10,769	20,954
Cost of sales, before amortisation and depreciation		(17,983)	(14,747)	(16,992)
Operating segments | Southern Africa (SA) | SA gold operations | Surface
SEGMENT REPORTING
Total revenue		8,261	7,073	7,404
Cost of sales, before amortisation and depreciation		(6,098)	(5,427)	(5,263)
Operating segments | Southern Africa (SA) | SA gold operations | Recycling/processing
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Driefontein
SEGMENT REPORTING
Total revenue		8,292	4,486	7,932
Cost of sales, before amortisation and depreciation		(6,567)	(5,281)	(5,691)
Amortisation and depreciation		(1,015)	(721)	(1,165)
Interest income		75	68	60
Finance expense		(116)	(100)	(99)
Total share-based payment expense		(3)	(20)	(20)
Gain/(loss) on financial instruments		23	7	7
Gain/(loss) on foreign exchange differences		0	0	0
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(79)	(169)	(76)
Other income		3	2	6
Gain on disposal of property, plant and equipment		23	16	16
Total (impairments)/reversal of impairments		(2)	0	(212)
Early redemption premium on the 2025 Notes				0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(25)	(6)	(5)
Transaction costs		0	0	0
Royalties and carbon tax		(41)	(22)	(95)
Total mining and income tax		(814)	(78)	36
Current taxation		(2)	(6)	(13)
Deferred taxation		(812)	84	49
(Loss)/profit for the year		(246)	(1,662)	694
Sustaining capital expenditure		(490)	(358)	(322)
Ore reserve development		(1,461)	(794)	(1,177)
Growth projects		0	0	0
Total capital expenditure		(1,951)	(1,152)	(1,499)
Operating segments | Southern Africa (SA) | Driefontein | Underground
SEGMENT REPORTING
Total revenue		8,106	4,213	7,722
Cost of sales, before amortisation and depreciation		(6,468)	(5,085)	(5,559)
Operating segments | Southern Africa (SA) | Driefontein | Surface
SEGMENT REPORTING
Total revenue		186	273	210
Cost of sales, before amortisation and depreciation		(99)	(196)	(132)
Operating segments | Southern Africa (SA) | Driefontein | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Driefontein | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation			0	0
Operating segments | Southern Africa (SA) | Kloof
SEGMENT REPORTING
Total revenue		8,833	4,486	9,294
Cost of sales, before amortisation and depreciation		(8,149)	(6,381)	(7,844)
Amortisation and depreciation		(796)	(469)	(1,064)
Interest income		73	57	47
Finance expense		(126)	(95)	(85)
Total share-based payment expense		(2)	(15)	(32)
Gain/(loss) on financial instruments		18	8	9
Gain/(loss) on foreign exchange differences		0	0	0
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(147)	(149)	(71)
Other income		0	0	2
Gain on disposal of property, plant and equipment		15	19	8
Total (impairments)/reversal of impairments		(1,616)	0	(3,642)
Early redemption premium on the 2025 Notes				0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(232)	(33)	(53)
Transaction costs		0	0	0
Royalties and carbon tax		(44)	(22)	(46)
Total mining and income tax		(571)	187	1,145
Current taxation		0	(3)	(13)
Deferred taxation		(571)	(184)	1,158
(Loss)/profit for the year		(2,744)	(2,781)	(2,332)
Sustaining capital expenditure		(421)	(455)	(488)
Ore reserve development		(912)	(620)	(930)
Growth projects		(117)	(210)	(198)
Total capital expenditure		(1,450)	(1,285)	(1,616)
Operating segments | Southern Africa (SA) | Kloof | Underground
SEGMENT REPORTING
Total revenue		8,062	3,924	8,089
Cost of sales, before amortisation and depreciation		(7,552)	(5,821)	(6,986)
Operating segments | Southern Africa (SA) | Kloof | Surface
SEGMENT REPORTING
Total revenue		771	562	1,205
Cost of sales, before amortisation and depreciation		(597)	(560)	(858)
Operating segments | Southern Africa (SA) | Kloof | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Kloof | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation			0	0
Operating segments | Southern Africa (SA) | Beatrix
SEGMENT REPORTING
Total revenue		4,804	2,681	5,343
Cost of sales, before amortisation and depreciation		(4,059)	(3,910)	(4,565)
Amortisation and depreciation		(328)	(305)	(691)
Interest income		41	35	31
Finance expense		(113)	(95)	(82)
Total share-based payment expense		0	(10)	(21)
Gain/(loss) on financial instruments		12	6	3
Gain/(loss) on foreign exchange differences		0	0	0
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(267)	(95)	(47)
Other income		19	0	3
Gain on disposal of property, plant and equipment		16	9	15
Total (impairments)/reversal of impairments		0	0	(1,293)
Early redemption premium on the 2025 Notes				0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		147	(290)	(11)
Transaction costs		0	0	0
Royalties and carbon tax		(24)	(3)	(29)
Total mining and income tax		(469)	(154)	226
Current taxation		1	0	(7)
Deferred taxation		(470)	154	233
(Loss)/profit for the year		(221)	(1,823)	(1,118)
Sustaining capital expenditure		(114)	(155)	(164)
Ore reserve development		(324)	(216)	(497)
Growth projects		0	(4)	(7)
Total capital expenditure		(438)	(375)	(668)
Operating segments | Southern Africa (SA) | Beatrix | Underground
SEGMENT REPORTING
Total revenue		4,714	2,632	5,143
Cost of sales, before amortisation and depreciation		(3,963)	(3,841)	(4,447)
Operating segments | Southern Africa (SA) | Beatrix | Surface
SEGMENT REPORTING
Total revenue		90	49	200
Cost of sales, before amortisation and depreciation		(96)	(69)	(118)
Operating segments | Southern Africa (SA) | Beatrix | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Beatrix | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation			0	0
Operating segments | Southern Africa (SA) | Cooke
SEGMENT REPORTING
Total revenue		1,398	915	999
Cost of sales, before amortisation and depreciation		(1,266)	(822)	(808)
Amortisation and depreciation		(1)	(3)	(11)
Interest income		24	35	22
Finance expense		(113)	(86)	(63)
Total share-based payment expense		0	0	0
Gain/(loss) on financial instruments		28	0	0
Gain/(loss) on foreign exchange differences		0	0	0
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(887)	(713)	(599)
Other income		(19)	(54)	80
Gain on disposal of property, plant and equipment		0	0	0
Total (impairments)/reversal of impairments		0	0	0
Early redemption premium on the 2025 Notes				0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(4)	(2)	(3)
Transaction costs		0	0	0
Royalties and carbon tax		(6)	(5)	(5)
Total mining and income tax		(1)	0	0
Current taxation		(1)	0	0
Deferred taxation		0	0	0
(Loss)/profit for the year		(847)	(735)	(388)
Sustaining capital expenditure		0	0	0
Ore reserve development		0	0	0
Growth projects		0	0	0
Total capital expenditure		0	0	0
Operating segments | Southern Africa (SA) | Cooke | Underground
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Cooke | Surface
SEGMENT REPORTING
Total revenue		1,398	915	999
Cost of sales, before amortisation and depreciation		(1,266)	(822)	(808)
Operating segments | Southern Africa (SA) | Cooke | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Cooke | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation			0	0
Operating segments | Southern Africa (SA) | DRDGOLD
SEGMENT REPORTING
Total revenue		5,816	5,274	4,790
Cost of sales, before amortisation and depreciation		(4,040)	(3,780)	(3,347)
Amortisation and depreciation		(194)	(176)	(188)
Interest income		311	265	222
Finance expense		(72)	(78)	(60)
Total share-based payment expense		(25)	(19)	(19)
Gain/(loss) on financial instruments		14	0	1
Gain/(loss) on foreign exchange differences		5	4	(3)
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(20)	(21)	(21)
Other income		1	85	5
Gain on disposal of property, plant and equipment		10	10	0
Total (impairments)/reversal of impairments		0	0	0
Early redemption premium on the 2025 Notes				0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		0	0	0
Royalties and carbon tax		(1)	0	0
Total mining and income tax		(432)	351	(340)
Current taxation		(305)	(226)	(263)
Deferred taxation		(127)	(125)	(77)
(Loss)/profit for the year		1,373	1,213	1,040
Sustaining capital expenditure		(432)	(647)	(330)
Ore reserve development		0	0	0
Growth projects		(882)	(124)	(47)
Total capital expenditure		(1,314)	(771)	(377)
Operating segments | Southern Africa (SA) | DRDGOLD | Underground
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | DRDGOLD | Surface
SEGMENT REPORTING
Total revenue		5,816	5,274	4,790
Cost of sales, before amortisation and depreciation		(4,040)	(3,780)	(3,347)
Operating segments | Southern Africa (SA) | DRDGOLD | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | DRDGOLD | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation			0	0
Operating segments | Europe (EU)
SEGMENT REPORTING
Total revenue		3,024	3,140
Cost of sales, before amortisation and depreciation		(4,329)	(3,631)
Amortisation and depreciation		(206)	(158)
Interest income		53	0
Finance expense		(67)	(15)
Total share-based payment expense		6	0
Gain/(loss) on financial instruments		(168)	144
Gain/(loss) on foreign exchange differences		55	(49)
Share of results of equity-accounted investees after tax		0	0
Other costs		(2,096)	(116)
Other income		102	45
Gain on disposal of property, plant and equipment		0	0
Total (impairments)/reversal of impairments		(1,607)	0
Early redemption premium on the 2025 Notes		0	0
Gain on acquisition		0	0
Occupational healthcare gain		0	0
Restructuring costs		0	0
Transaction costs		0	0
Royalties and carbon tax		0	0
Total mining and income tax		(44)	(39)
Current taxation		(80)	0
Deferred taxation		36	(39)
(Loss)/profit for the year		(5,277)	(679)
Sustaining capital expenditure		(248)	(90)
Ore reserve development		0	0
Growth projects		(2,470)	(729)
Total capital expenditure		(2,718)	(819)
Operating segments | Europe (EU) | Underground
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Europe (EU) | Surface
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Europe (EU) | Recycling/processing
SEGMENT REPORTING
Total revenue		3,024	3,140
Cost of sales, before amortisation and depreciation		(4,329)	(3,631)
Operating segments | Europe (EU) | Sandouville nickel refinery
SEGMENT REPORTING
Total revenue		3,024	3,140
Cost of sales, before amortisation and depreciation		(4,329)	(3,631)
Amortisation and depreciation		(199)	(153)
Interest income		0	0
Finance expense		(13)	(13)
Total share-based payment expense		(8)	0
Gain/(loss) on financial instruments		44	0
Gain/(loss) on foreign exchange differences		55	9
Share of results of equity-accounted investees after tax		0	0
Other costs		(1,962)	(31)
Other income		95	44
Gain on disposal of property, plant and equipment		0	0
Total (impairments)/reversal of impairments		(1,607)	0
Occupational healthcare gain		0	0
Restructuring costs		0	0
Transaction costs		0	0
Royalties and carbon tax		0	0
Total mining and income tax		0	0
Current taxation		0	0
Deferred taxation		0	0
(Loss)/profit for the year		(4,900)	(635)
Sustaining capital expenditure		(248)	(90)
Ore reserve development		0	0
Growth projects		0	0
Total capital expenditure		(248)	(90)
Operating segments | Europe (EU) | Sandouville nickel refinery | Underground
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Europe (EU) | Sandouville nickel refinery | Surface
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Europe (EU) | Sandouville nickel refinery | Recycling/processing
SEGMENT REPORTING
Total revenue		3,024	3,140
Cost of sales, before amortisation and depreciation		(4,329)	(3,631)
Operating segments | Australia
SEGMENT REPORTING
Total revenue		2,251
Cost of sales, before amortisation and depreciation		(2,256)
Amortisation and depreciation		(1,059)
Interest income		10
Finance expense		(184)
Total share-based payment expense		0
Gain/(loss) on financial instruments		515
Gain/(loss) on foreign exchange differences		(39)
Share of results of equity-accounted investees after tax		0
Other costs		(223)
Other income		42
Gain on disposal of property, plant and equipment		0
Total (impairments)/reversal of impairments		(3,689)
Early redemption premium on the 2025 Notes		0
Gain on acquisition		0
Occupational healthcare gain		0
Restructuring costs		0
Transaction costs		(2)
Royalties and carbon tax		(131)
Total mining and income tax		(2)
Current taxation		(2)
Deferred taxation		0
(Loss)/profit for the year		(4,767)
Sustaining capital expenditure		(114)
Ore reserve development		0
Growth projects		(51)
Total capital expenditure		(165)
Operating segments | Australia | Underground
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Australia | Surface
SEGMENT REPORTING
Total revenue		2,251
Cost of sales, before amortisation and depreciation		(2,256)
Operating segments | Australia | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Australia | Century zinc retreatment operation
SEGMENT REPORTING
Total revenue		2,251
Cost of sales, before amortisation and depreciation		(2,256)
Amortisation and depreciation		(1,059)
Interest income		6
Finance expense		(158)
Total share-based payment expense		0
Gain/(loss) on financial instruments		515
Gain/(loss) on foreign exchange differences		(4)
Share of results of equity-accounted investees after tax		0
Other costs		(223)
Other income		42
Gain on disposal of property, plant and equipment		0
Total (impairments)/reversal of impairments		(3,689)
Occupational healthcare gain		0
Restructuring costs		0
Transaction costs		0
Royalties and carbon tax		(131)
Total mining and income tax		0
Current taxation		0
Deferred taxation		0
(Loss)/profit for the year		(4,706)
Sustaining capital expenditure		(114)
Ore reserve development		0
Growth projects		(51)
Total capital expenditure		(165)
Operating segments | Australia | Century zinc retreatment operation | Underground
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Australia | Century zinc retreatment operation | Surface
SEGMENT REPORTING
Total revenue		2,251
Cost of sales, before amortisation and depreciation		(2,256)
Operating segments | Australia | Century zinc retreatment operation | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Material reconciling items
SEGMENT REPORTING
Total revenue		(139)	(449)	(371)
Cost of sales, before amortisation and depreciation		0	0	0
Amortisation and depreciation		0	0	0
Interest income		4	1	15
Finance expense		(311)	(326)	(309)
Total share-based payment expense		(9)	(2)	0
Gain/(loss) on financial instruments		14	7	51
Gain/(loss) on foreign exchange differences		25	50	0
Share of results of equity-accounted investees after tax		(18)	(11)	0
Other costs		(20)	(55)	0
Other income		5	0	0
Gain on disposal of property, plant and equipment		0	0	0
Total (impairments)/reversal of impairments		0	0	0
Early redemption premium on the 2025 Notes		0	0	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		(445)	(142)	(98)
Royalties and carbon tax		0	0	0
Total mining and income tax		(34)	(4)	(70)
Current taxation		(31)	(4)	(70)
Deferred taxation		(3)	0	0
(Loss)/profit for the year		(928)	(931)	(782)
Sustaining capital expenditure		0	0	0
Ore reserve development		0	0	0
Growth projects		0	0	0
Total capital expenditure		0	0	0
Material reconciling items | Underground
SEGMENT REPORTING
Total revenue		(139)	(449)	(371)
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Recycling/processing
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Southern Africa (SA) | Underground
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Southern Africa (SA) | Surface
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Southern Africa (SA) | Recycling/processing
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0
Material reconciling items | Southern Africa (SA) | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation			0	0
Material reconciling items | Southern Africa (SA) | SA PGM operations
SEGMENT REPORTING
Total revenue		(3,217)	(4,267)	(4,394)
Cost of sales, before amortisation and depreciation		2,409	1,936	1,588
Amortisation and depreciation		453	330	269
Interest income		(20)	(96)	(11)
Finance expense		3,923	4,254	3,984
Total share-based payment expense		(1)	0	0
Gain/(loss) on financial instruments		(4,715)	7,561	6,943
Gain/(loss) on foreign exchange differences		231	492	26
Share of results of equity-accounted investees after tax		(1,479)	1,062	1,703
Other costs		(392)	(185)	(81)
Other income		318	29	34
Gain on disposal of property, plant and equipment		0	1	0
Total (impairments)/reversal of impairments		1,804	0	0
Early redemption premium on the 2025 Notes				0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(1)	0	0
Transaction costs		0	0	0
Royalties and carbon tax		134	126	160
Total mining and income tax		(533)	(329)	583
Current taxation		(92)	188	564
Deferred taxation		(441)	141	19
(Loss)/profit for the year		(1,086)	11,572	10,804
Sustaining capital expenditure		1,057	864	499
Ore reserve development		0	0	(1)
Growth projects		0	(1)	0
Total capital expenditure		1,057	863	498
Material reconciling items | Southern Africa (SA) | SA PGM operations | Underground
SEGMENT REPORTING
Total revenue		(3,217)	(4,267)	(4,394)
Cost of sales, before amortisation and depreciation		2,409	1,936	1,588
Material reconciling items | Southern Africa (SA) | SA PGM operations | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Southern Africa (SA) | SA PGM operations | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Material reconciling items | Southern Africa (SA) | SA PGM operations | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation			0	0
Material reconciling items | Southern Africa (SA) | SA gold operations
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Amortisation and depreciation		(48)	(34)	(58)
Interest income		87	31	204
Finance expense		(357)	(262)	(178)
Total share-based payment expense		(23)	(32)	(129)
Gain/(loss) on financial instruments		(114)	(732)	(76)
Gain/(loss) on foreign exchange differences		21	411	786
Share of results of equity-accounted investees after tax		315	236	286
Other costs		(570)	(616)	(542)
Other income		496	545	457
Gain on disposal of property, plant and equipment		7	49	0
Total (impairments)/reversal of impairments		(1,115)	0	0
Early redemption premium on the 2025 Notes				0
Gain on acquisition		0	0	0
Occupational healthcare gain		365	211	14
Restructuring costs		(9)	(4)	(5)
Transaction costs		0	1	0
Royalties and carbon tax		0	0	5
Total mining and income tax		1,323	(1,470)	(1,135)
Current taxation		(20)	(15)	27
Deferred taxation		1,343	1,485	(1,162)
(Loss)/profit for the year		378	1,274	(371)
Sustaining capital expenditure		0	0	0
Ore reserve development		0	0	0
Growth projects		(1,554)	(976)	(220)
Total capital expenditure		(1,554)	(976)	(220)
Material reconciling items | Southern Africa (SA) | SA gold operations | Underground
SEGMENT REPORTING
Total revenue		0	0	0
Material reconciling items | Southern Africa (SA) | SA gold operations | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Material reconciling items | Southern Africa (SA) | SA gold operations | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Material reconciling items | Southern Africa (SA) | SA gold operations | Recycling
SEGMENT REPORTING
Total revenue			0	R 0
Material reconciling items | Europe (EU)
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Amortisation and depreciation		(7)	(5)
Interest income		53	0
Finance expense		(54)	(2)
Total share-based payment expense		14	0
Gain/(loss) on financial instruments		(212)	144
Gain/(loss) on foreign exchange differences		0	(58)
Share of results of equity-accounted investees after tax		0	0
Other costs		(134)	(85)
Other income		7	1
Gain on disposal of property, plant and equipment		0	0
Total (impairments)/reversal of impairments		0	0
Occupational healthcare gain		0	0
Restructuring costs		0	0
Transaction costs		0	0
Royalties and carbon tax		0	0
Total mining and income tax		(44)	(39)
Current taxation		(80)	0
Deferred taxation		36	(39)
(Loss)/profit for the year		(377)	(44)
Sustaining capital expenditure		0	0
Ore reserve development		0	0
Growth projects		(2,470)	(729)
Total capital expenditure		(2,470)	(729)
Material reconciling items | Europe (EU) | Underground
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Europe (EU) | Surface
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Europe (EU) | Recycling/processing
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	R 0
Material reconciling items | Australia
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Amortisation and depreciation		0
Interest income		4
Finance expense		(26)
Total share-based payment expense		0
Gain/(loss) on financial instruments		0
Gain/(loss) on foreign exchange differences		(35)
Share of results of equity-accounted investees after tax		0
Other costs		0
Other income		0
Gain on disposal of property, plant and equipment		0
Total (impairments)/reversal of impairments		0
Occupational healthcare gain		0
Restructuring costs		0
Transaction costs		(2)
Royalties and carbon tax		0
Total mining and income tax		(2)
Current taxation		(2)
Deferred taxation		0
(Loss)/profit for the year		(61)
Sustaining capital expenditure		0
Ore reserve development		0
Growth projects		0
Total capital expenditure		0
Material reconciling items | Australia | Underground
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Material reconciling items | Australia | Surface
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Material reconciling items | Australia | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		R 0